Segment Information	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Segment Information

Note 13. Segment Information
Reportable Segments
We have two reportable segments, Wireless and Wireline, which we operate and manage as strategic business units and organize by products and services, and customer groups, respectively. We measure and evaluate our reportable segments based on segment operating income, consistent with the chief operating decision maker’s assessment of segment performance.

Our segments and their principal activities consist of the following:

Segment	Description

Wireless	Wireless’ communications products and services include wireless voice and data services and equipment sales, which are provided to consumer, business and government customers across the U.S.

Wireline
Wireline’s communications products and enhanced services include video and data services, corporate networking solutions, security and managed network services and local and long distance voice services. We provide these products and services to consumers in the U.S., as well as to carriers, businesses and government customers both in the U.S. and around the world.

The Wireline segment is organized in four customer groups: Consumer Markets, which includes consumer retail customers; Enterprise Solutions, which includes large business customers, including multinational corporations, and federal government customers; Partner Solutions, which includes other carriers that use our facilities to provide services to their customers; and Business Markets, which includes U.S.-based small and medium business customers, state and local governments, and educational institutions.

Corporate and other includes the results of our Media business, Verizon Media, which operated in 2018 under the "Oath" brand, our telematics business, branded Verizon Connect, and other businesses, investments in unconsolidated businesses, unallocated corporate expenses, pension and other employee benefit related costs and interest and financing expenses. Corporate and other also includes the historical results of divested businesses and other adjustments and gains and losses that are not allocated in assessing segment performance due to their nature. Although such transactions are excluded from the business segment results, they are included in reported consolidated earnings. Gains and losses from these transactions that are not individually significant are included in segment results as these items are included in the chief operating decision maker’s assessment of segment performance.

In November 2018, we announced a strategic reorganization of our business. We are modifying our internal and external reporting processes, systems and internal controls to accommodate the new structure and expect to transition to the new segment reporting structure during the second quarter of 2019. We continue to report operating results to our chief operating decision maker under our current operating segments.

We completed our acquisition of Yahoo's operating business on June 13, 2017.

In May 2017, we completed the Data Center Sale, where we sold 23 customer-facing data center sites in the U.S. and Latin America to Equinix. The results of operations for this divestiture and other insignificant transactions are included within Corporate and other for all periods presented to reflect comparable segment operating results consistent with the information regularly reviewed by our chief operating decision maker.

In addition, Corporate and other includes the results of our telematics businesses for all periods presented, which were reclassified from our Wireline segment effective April 1, 2016. The impact of this reclassification was insignificant to our consolidated financial statements and our segment results of operations.

The reconciliation of segment operating revenues and expenses to consolidated operating revenues and expenses below includes the effects of special items that management does not consider in assessing segment performance, primarily because of their nature.

We have adjusted prior period consolidated and segment information, where applicable, to conform to the current period presentation. On January 1, 2018, we adopted ASU 2017-07, "Compensation - Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost." Components other than the service component of net periodic pension cost and periodic postretirement benefit cost (income), inclusive of the mark-to-market pension and benefit remeasurements, have been reclassified from operating to non-operating charges (benefits) in our consolidated statements of income. The adoption of ASU 2017-07 did not change how we present our segment results.

The following table provides operating financial information for our two reportable segments:

	(dollars in millions)
2018	Wireless	Wireline	Total Reportable Segments
External Operating Revenues
Service	$62,936	$—	$62,936
Equipment	22,258	—	22,258
Other	6,201	—	6,201
Consumer Markets	—	12,586	12,586
Enterprise Solutions	—	8,837	8,837
Partner Solutions	—	3,685	3,685
Business Markets	—	3,397	3,397
Other	—	242	242
Intersegment revenues	339	1,013	1,352
Total operating revenues	91,734	29,760	121,494

Cost of services	9,251	17,701	26,952
Wireless cost of equipment	23,323	—	23,323
Selling, general and administrative expense	16,604	6,151	22,755
Depreciation and amortization expense	9,736	6,181	15,917
Total operating expenses	58,914	30,033	88,947
Operating income (loss)	$32,820	$(273)	$32,547

Assets	$213,290	$94,799	$308,089
Property, plant and equipment, net	42,749	43,350	86,099
Capital expenditures	8,486	6,255	14,741

	(dollars in millions)
2017	Wireless	Wireline	Total Reportable Segments
External Operating Revenues
Service	$62,972	$—	$62,972
Equipment	18,889	—	18,889
Other	5,270	—	5,270
Consumer Markets	—	12,775	12,775
Enterprise Solutions	—	9,165	9,165
Partner Solutions	—	3,969	3,969
Business Markets	—	3,585	3,585
Other	—	234	234
Intersegment revenues	380	952	1,332
Total operating revenues	87,511	30,680	118,191

Cost of services	8,886	17,922	26,808
Wireless cost of equipment	22,147	—	22,147
Selling, general and administrative expense	17,876	6,274	24,150
Depreciation and amortization expense	9,395	6,104	15,499
Total operating expenses	58,304	30,300	88,604
Operating income	$29,207	$380	$29,587

Assets	$235,873	$75,282	$311,155
Property, plant and equipment, net	43,935	41,351	85,286
Capital expenditures	10,310	5,339	15,649

	(dollars in millions)
2016	Wireless	Wireline	Total Reportable Segments
External Operating Revenues
Service	$66,362	$—	$66,362
Equipment	17,511	—	17,511
Other	4,915	—	4,915
Consumer Markets	—	12,751	12,751
Enterprise Solutions	—	9,162	9,162
Partner Solutions	—	3,976	3,976
Business Markets	—	3,356	3,356
Other	—	314	314
Intersegment revenues	398	951	1,349
Total operating revenues	89,186	30,510	119,696

Cost of services	9,031	18,353	27,384
Wireless cost of equipment	22,238	—	22,238
Selling, general and administrative expense	18,881	6,476	25,357
Depreciation and amortization expense	9,183	5,975	15,158
Total operating expenses	59,333	30,804	90,137
Operating income (loss)	$29,853	$(294)	$29,559

Assets	$211,345	$66,679	$278,024
Property, plant and equipment, net	42,898	40,205	83,103
Capital expenditures	11,240	4,504	15,744

Reconciliation to Consolidated Financial Information
A reconciliation of the reportable segment operating revenues to consolidated operating revenues is as follows:

	(dollars in millions)
Years Ended December 31,	2018	2017	2016
Operating Revenues
Total reportable segments	$121,494	$118,191	$119,696
Corporate and other	10,942	9,019	5,663
Reconciling items:
Operating results from divested businesses (Note 3)	—	368	2,115
Eliminations	(1,573)	(1,544)	(1,494)
Consolidated operating revenues	$130,863	$126,034	$125,980

Fios revenues are included within our Wireline segment and amounted to approximately $11.9 billion, $11.7 billion, and $11.2 billion for the years ended December 31, 2018, 2017 and 2016, respectively.

A reconciliation of the total of the reportable segments’ operating income to consolidated income before provision for income taxes is as follows:

	(dollars in millions)
Years Ended December 31,	2018	2017	2016
Operating Income
Total reportable segments	$32,547	$29,587	$29,559
Corporate and other	(1,694)	(1,492)	(1,455)
Reconciling items:
Severance charges (Note 11)	(2,157)	(497)	(421)
Other components of net periodic pension and benefit (charges) credits (Note 11)	(823)	(800)	(578)
Net gain on sale of divested businesses (Note 3)	—	1,774	1,007
Acquisition and integration related charges (Note 3)	(553)	(884)	—
Gain on spectrum license transaction (Note 3)	—	270	142
Operating results from divested businesses	—	149	995
Oath goodwill impairment	(4,591)	—
Product realignment charges	(451)	(682)	—
Consolidated operating income	22,278	27,425	29,249
Equity in losses of unconsolidated businesses	(186)	(77)	(98)
Other income (expense), net	2,364	(2,021)	(3,789)
Interest expense	(4,833)	(4,733)	(4,376)
Income Before (Provision) Benefit For Income Taxes	$19,623	$20,594	$20,986

A reconciliation of the total of the reportable segments’ assets to consolidated assets is as follows:

	(dollars in millions)
At December 31,	2018	2017
Assets
Total reportable segments	$308,089	$311,155
Corporate and other	244,695	239,040
Eliminations	(287,955)	(293,052)
Total consolidated	$264,829	$257,143

No single customer accounted for more than 10% of our total operating revenues during the years ended December 31, 2018, 2017 and 2016. International operating revenues and long-lived assets are not significant.